Share based compensation (Tables)	3 Months Ended
Mar. 31, 2024
Share based compensation
Schedule of share-based compensation expenses recognized

	For the three months ended March 31,
	2023	2024
	RMB	RMB
Hotel operating costs	124	57
Selling and marketing expenses	38	112
General and administrative expenses	141,418	2,973
Total	141,580	3,142